FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities	$ 796,000						$ 796,000		$ 6,898,666	$ 14,642,666
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants		Fair Value Adjustment of Warrants						Fair Value Adjustment of Warrants
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	$ 0			$ 0			0	$ 0
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value									$ (4,333,333)
Level 3 | Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of the period			$ 2,565,333			$ 14,642,666	2,565,333	14,642,666	14,642,666
Change in fair value									(7,744,000)
Transfer to level 1									(4,333,333)
Fair value at end of the period									2,565,333
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of the period	394,667	$ 1,282,667	2,565,333	5,081,333	$ 5,574,666	5,476,000	2,565,333	5,476,000	5,476,000
Change in fair value	(98,667)	(888,000)	(1,282,666)	(986,667)	(493,333)	98,666			(2,910,667)
Transfer to level 1									0
Fair value at end of the period	$ 296,000	$ 394,667	1,282,667	$ 4,094,666	$ 5,081,333	5,574,666	296,000	4,094,666	2,565,333
Level 3 | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of the period			$ 0			$ 9,166,666	$ 0	$ 9,166,666	9,166,666
Change in fair value									(4,833,333)
Transfer to level 1									(4,333,333)
Fair value at end of the period									$ 0